Income taxes - Summary of Expense (Benefit) for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense
Federal			$ 3,806	$ 2,816	$ 418
State			1,053	827	107
Current tax expense, Gross			4,859	3,643	525
Deferred tax expense (benefit)
Federal			(542)	(809)	(112)
State			(174)	(61)	(47)
Deferred tax expense (benefit), Gross		(308)	(716)	(870)	(159)
Total tax expense	$ 967	$ 1,031	$ 4,143	$ 2,773	$ 366